Average Annual Total Returns{- Templeton Growth VIP Fund} - FTVIP Class 4-61 - Templeton Growth VIP Fund	Class 4 Return Before Taxes Past 1 year	Class 4 Return Before Taxes Past 5 years	Class 4 Return Before Taxes Past 10 years	MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 1 year		MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 5 years		MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 10 years		MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	5.65%	6.02%	5.97%	16.25%	[1]	12.25%	[1]	9.13%	[1]	16.82%	[1]	12.85%	[1]	9.71%	[1]

[1]

1. The MSCI All Country World Index-NR (net of taxes on dividends) is replacing the MSCI All Country World Index (gross of taxes on dividends) because the investment manager believes that the actual withholding rates for the Fund are closer to the assumptions of the MSCI All Country World Index-NR (net of taxes on dividends).